Gain from Vessel Early Redelivery and Other Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gain from Vessel Early Redelivery and Other Income [Abstract]
Gain from vessel early redelivery	$ 2,267,818	$ 0	$ 1,947,947
Cash compensation received by KLC	402,596	29,137
Insurance claim recoveries	$ 218,634	$ 703,422